Schedule of Share-based Compensation, Stock Options, Activity (Details) (USD $)	12 Months Ended
Dec. 31, 2013
Equity Schedule Of Share-based Compensation, Stock Options, Activity 1	$ 0
Equity Schedule Of Share-based Compensation, Stock Options, Activity 2	0
Equity Schedule Of Share-based Compensation, Stock Options, Activity 3	0
Equity Schedule Of Share-based Compensation, Stock Options, Activity 4	0
Equity Schedule Of Share-based Compensation, Stock Options, Activity 5	250,000
Equity Schedule Of Share-based Compensation, Stock Options, Activity 6	0.70
Equity Schedule Of Share-based Compensation, Stock Options, Activity 7	2.90
Equity Schedule Of Share-based Compensation, Stock Options, Activity 8	0.07
Equity Schedule Of Share-based Compensation, Stock Options, Activity 9	2,000,000
Equity Schedule Of Share-based Compensation, Stock Options, Activity 10	0.45
Equity Schedule Of Share-based Compensation, Stock Options, Activity 11	4.95
Equity Schedule Of Share-based Compensation, Stock Options, Activity 12	0.32
Equity Schedule Of Share-based Compensation, Stock Options, Activity 13	1,000,000
Equity Schedule Of Share-based Compensation, Stock Options, Activity 14	0.74
Equity Schedule Of Share-based Compensation, Stock Options, Activity 15	4.95
Equity Schedule Of Share-based Compensation, Stock Options, Activity 16	0.12
Equity Schedule Of Share-based Compensation, Stock Options, Activity 17	$ 3,250,000
Equity Schedule Of Share-based Compensation, Stock Options, Activity 18	0.56
Equity Schedule Of Share-based Compensation, Stock Options, Activity 19	4.79
Equity Schedule Of Share-based Compensation, Stock Options, Activity 20	0.21